Form N-1A Cover	Aug. 29, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 29, 2025
Prospectus Date	Dec. 29, 2024